SCHEDULE OF BUSINESS COMBINATION ASSETS ACQUIRED AND LIABILITIES RECOGNIZED (Details) (Parenthetical	1 Months Ended
Apr. 30, 2025 shares
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Ordinary shares issued	2,980,000